MARKETABLE SECURITIES (Details)	3 Months Ended
Jun. 30, 2024 CAD ($) shares
Statement [Line Items]
Shares/Warrants Held | shares	2,780,729
Cost	$ 1,648,737
Fair Value	36,835
Fair Value Increase(Decrease)	$ (1,611,902)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 727,000
Fair Value	1,000
Fair Value Increase(Decrease)	$ (726,000)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,680,729
Cost	$ 14,237
Fair Value	13,835
Fair Value Increase(Decrease)	$ (402)
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants Held | shares	550,000
Cost	$ 907,500
Fair Value	22,000
Fair Value Increase(Decrease)	$ (885,500)